Property, Plant and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,275.7	$ 1,154.5
Accumulated depreciation and amortization	(788.1)	(724.1)
Property, plant and equipment, net	487.6	430.4
Land and Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	37.2	32.5
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	461.4	419.3
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	537.3	503.4
Equipment, Including Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	221.1	183.8
Construction In Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18.7	$ 15.5